As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.8%
Asset Backed Securities - 7.0%
$3,000,000	American Express Credit Account Master Trust,
	Series 2004-5, Class A, 5.42%, 04/16/2012	$3,002,496
685,381	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	687,301
305,010	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06/25/2029	303,995
1,150,000	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.70%, 04/28/2039	1,136,855
449,085	Chase Funding Mortgage Loan,
	Series 2004-1, Class 1A3, 2.98%, 04/25/2026	444,961
25,000	CitiFinancial Mortgage Securities, Inc.:
	Series 2004-1, Class AF2, 2.65%, 04/25/2034	24,254
65,923	Contimortgage Home Equity Trust:
	Series 1999-1, Class A7, 6.47%, 12/25/2013	65,820
	Countrywide Asset-Backed Certificates:
2,000,000	Series 2006-S3, Class A2, 6.09%, 06/25/2021	2,024,554
2,200,000	Series 2005-12, Class 1A2, 4.85%, 02/25/2036	2,180,343
1,500,000	Credit Based Asset Servicing and Securities:
	Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	1,488,209
50,000	Daimler Chrysler Master Owner Trust,
	Series 2004-A, Class A, 2.84%, 01/15/2009	50,007
	Delta Funding Home Equity Loan Trust:
97,588	Series 1997-2, Class A6, 7.04%, 06/25/2027	97,255
52,941	Series 1999-1, Class A6F, 6.34%, 12/15/2028	52,836
165,113	Series 1999-2, Class A7F, 7.03%, 08/15/2030	164,720
59,898	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	59,696
	GMAC Mortgage Corporation Loan Trust:
1,900,000	Series 2001-GH1, Class A2, 4.39%, 12/25/2025	1,881,392
1,499,815	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,497,378
	Green Tree Financial Corporation:
1,061,683	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,070,837
618,271	Series 1998-4, Class A5, 6.18%, 04/01/2030	604,532
229,225	Series 1999-3, Class A5, 6.16%, 02/01/2031	229,309
73,690	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 6.52%, 06/20/2029	73,924
408,975	IMPAC Secured Asset Corporation,
	Series 2004-2, Class A3, 5.00%, 08/25/2034	406,193
2,550,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 2.93%, 08/15/2010	2,554,380
417,991	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11/25/2033	415,814
279,071	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	257,768
25,000	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	24,869
1,878	Salomon Brothers Mortgage Securities VII,
	Series 1997-LB6, Class A6, 6.82%, 12/25/2027	1,873
		20,801,571
Financial - 20.0%
	Allfirst Financial, Inc. Subordinated Notes:
1,550,000	7.20%, 07/01/2007	1,565,900
725,000	6.88%, 06/01/2009	751,645
550,000	American General Finance Corporation Notes,
	4.00%, 03/15/2011	521,294
589,000	American General Finance Corporation Senior Notes,
	8.45%, 10/15/2009	640,868
25,000	American General Finance,
	4.63%, 09/01/2010	24,398
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	685,774
691,000	AmSouth Bank NA Subordinated Notes,
	6.45%, 02/01/2018	700,559
500,000	AMVESCAP PLC Notes,
	5.38%, 02/27/2013	492,897
725,000	Banco Santander Chile SA,
	7.00%, 07/18/2007	728,701
235,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	309,465
350,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08/15/2007	354,525
	Bank One Corporation Subordinated Notes,
180,000	6.00%, 02/17/2009	183,068
1,043,000	10.00%, 08/15/2010	1,202,783
1,120,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006 and 06/01/2006; Cost $500,456 and $682,331 respectively) *	1,169,318
480,000	Bankers Trust Corporation Subordinated Notes,
	7.38%, 05/01/2008	496,607
2,035,000	Citigroup Capital II,
	7.75%, 12/01/2036	2,107,827
300,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	292,380
825,000	CIT Group, Inc. Senior Notes,
	3.38%, 04/01/2009	790,590
200,000	CIT Group, Inc. Bonds,
	5.40%, 01/30/2016	196,248
1,336,000	Comerica Incorporated Subordinated Notes,
	7.25%, 08/01/2007	1,356,612
800,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	864,902
260,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005; Cost $276,398) *	270,965
	Countrywide Home Loans, Inc.:
1,000,000	5.50%, 02/01/2007	1,000,079
650,000	4.00%, 03/22/2011	613,475
	Credit Suisse First Boston USA, Inc. Notes:
900,000	6.13%, 11/15/2011	933,425
25,000	5.50%, 08/15/2013	25,222
885,000	Dime Capital Trust,
	9.33%, 05/06/2027	943,642
462,728	First National Bank of Chicago Pass Thru Certificates,
	8.08%, 01/05/2018	524,992
1,100,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,110,394
1,900,000	First Union Capital,
	7.94%, 01/15/2027	1,986,123
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $777,379) *	753,007
725,000	General Electric Capital Corporation Notes,
	6.00%, 06/15/2012	753,274
1,000,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014	1,019,722
1,250,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005 and 04/26/2006;	1,201,419
	Cost $794,280, $146,738 and $282,792 respectively) *
1,000,000	Great West Life & Annuity Insurance,
	7.15%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,038,594
500,000	The Goldman Sachs Group, Inc. Bonds,
	5.15%, 01/15/2014	488,836
	The Goldman Sachs Group, Inc. Notes,
200,000	6.60%, 01/15/2012	211,038
25,000	4.75%, 07/15/2013	24,007
830,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $497,765 and $373,500 respectively) *	908,078
400,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $399,088) *	421,706
1,200,000	Household Finance Corporation Senior Unsubordinated Notes,
	6.40%, 06/17/2008	1,222,694
25,000	HSBC Finance Corporation Notes,
	5.00%, 06/30/2015	24,165
1,050,000	Istar Financial Inc.,
	5.95%, 10/15/2013 (Acquired 09/13/2006; Cost $1,047,428) *	1,055,306
500,000	J.P. Morgan Chase & Company Subordinated Notes,
	6.63%, 03/15/2012	530,317
746,000	Lehman Brothers Holdings, Inc. Notes,
	8.50%, 08/01/2015	896,154
1,057,474	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	1,045,289
600,000	Marsh & McLennan Companies, Inc.,
	5.38%, 07/15/2014	577,048
600,000	MBNA Corporation Notes,
	6.13%, 03/01/2013	625,817
935,000	Mellon Capital II, Series B,
	8.00%, 01/15/2027	976,878
750,000	Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
	5.00%, 02/03/2014	731,344
125,000	Met Life Global Funding Senior Notes,
	4.50%, 05/05/2010 (Acquired 08/04/2005; Cost $123,925) *	122,246
1,000,000	Morgan Stanley Dean Witter Debentures,
	10.00%, 06/15/2008	1,077,634
25,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	23,774
300,000	Morgan Stanley Unsubordinated Notes,
	6.75%, 04/15/2011	317,171
1,230,000	National Australia Bank Ltd. Subordinated Notes,
	Series A, 8.60%, 05/19/2010 f	1,366,133
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	556,147
500,000	Nationwide Life Global Fund Notes,
	5.35%, 02/15/2007 (Acquired 02/08/2002; Cost $499,520) *	499,964
1,100,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,123,731
760,000	NB Capital Trust IV,
	8.25%, 04/15/2027	797,323
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	1,061,607
800,000	Phoenix Companies,
	6.68%, 02/16/2008	804,840
1,244,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,322,623
25,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	23,546
500,000	Providian Capital I,
	9.53%, 02/01/2027 (Acquired 06/30/2006; Cost $531,235) *	528,350
1,200,000	Rabobank Nederland Senior Notes,
	2.70%, 03/15/2007 (Acquired 02/03/2004; Cost $1,199,760) * f	1,184,310
700,000	Residential Capital Corporation,
	6.38%, 06/30/2010	708,245
805,000	SAFECO Corporation Notes,
	6.88%, 07/15/2007	814,084
546,000	SAFECO Corporation Senior Notes,
	7.25%, 09/01/2012	597,802
	Santander Central Hispano Insurances: f
325,000	7.63%, 09/14/2010	352,613
500,000	6.38%, 02/15/2011	520,779
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,476,132
25,000	5.38%, 05/15/2014	24,806
1,000,000	St. Paul Travelers, Inc.
	6.25%, 06/20/2016	1,042,695
1,255,000	Transamerica Finance Corporation Debentures,
	0.00%, 03/01/2010 ^	1,036,183
875,000	UFJ Bank Ltd/New York, Subordinated Notes,
	7.40%, 06/15/2011	945,259
350,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	374,572
870,000	Union Planters Corporation Subordinated Notes:
	6.50%, 03/15/2018 (Acquired 05/08/2002, 02/12/2003, 05/08/2003 and 09/22/2005; Cost $200,363,	885,333
	$73,378, $400,227 and $234,877 respectively) *
500,000	Washington Mutual Bank Subordinated Notes,
	6.88%, 06/15/2011	532,530
500,000	Washington Mutual Capital I,
	8.38%, 06/01/2027	527,249
	Westdeutsche Landesbank Subordinated Notes:
25,000	6.05%, 01/15/2009	25,433
1,495,000	4.80%, 07/15/2015	1,440,495
		59,462,980
Industrial - 16.9%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	429,264
400,000	Ameritech Capital Funding,
	6.45%, 01/15/2018	408,656
910,000	Anthem, Inc.,
	6.80%, 08/01/2012	971,361
225,000	Auburn Hills Trust Debentures,
	12.38%, 05/01/2020	333,453
300,000	Bellsouth Corporation,
	4.75%, 11/15/2012	286,202
600,000	British Telecom PLC Notes,
	8.38%, 12/15/2010 f	672,386
	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	766,215
585,000	5.10%, 07/15/2015	545,266
375,000	Caesars Entertainment Senior Notes,
	7.50%, 09/01/2009	391,974
1,000,000	Clear Channel Communications Senior Notes,
	5.50%, 12/15/2016	901,091
125,000	Comcast Cable Communication Holdings,
	8.38%, 03/15/2013	142,586
525,000	Comcast Corporation
	6.50%, 01/15/2017	548,016
	Continental Airlines, Inc. Pass Thru Certificates:
451	7.42%, 04/01/2007	435
46,541	6.54%, 03/15/2008	43,283
1,180,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04/15/2007	1,162,247
960,000	Cooper Industries, Inc. Notes,
	5.25%, 07/01/2007	955,723
1,281,000	COX Communications Inc.,
	7.13%, 10/01/2012	1,365,194
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	981,232
324,000	Delta Air Lines, Inc. Pass Thru Certificates,
	9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $324,000) * @ ^	358,020
1,025,000	Deutsche Telekom International Finance BV,
	8.50%, 06/15/2010	1,118,166
300,000	Dollar General Corporation,
	8.63%, 06/15/2010	317,250
500,000	Fiserv, Inc. Notes,
	4.00%, 04/15/2008	488,106
623,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010	604,310
300,000	Ford Motor Company Debentures,
	9.22%, 09/15/2021	264,000
500,000	General Electric Company Notes,
	5.00%, 02/01/2013	494,350
	General Motors Acceptance Corporation Notes:
1,025,000	7.75%, 01/19/2010	1,050,260
200,000	6.75%, 12/01/2014	195,251
550,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008 f	534,875
	Halliburton Company Notes:
475,000	5.63%, 12/01/2008	477,792
625,000	5.50%, 10/15/2010	628,796
650,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	626,814
975,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and $244,602 respectively) * f	1,007,578
1,000,000	Ingersoll-Rand Company Debentures,
	6.39%, 11/15/2027 f	1,091,606
530,000	International Paper Company Notes:
	7.63%, 01/15/2007	532,080
1,075,000	Johnson Controls Inc. Senior Notes,
	5.50%, 01/15/2016	1,050,495
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	661,541
500,000	Lafarge SA Notes,
	6.50%, 07/15/2016	516,630
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	473,800
1,210,000	Marathon Oil Corporation Debentures,
	9.13%, 01/15/2013	1,442,260
500,000	Marathon Oil Corporation Notes,
	5.38%, 06/01/2007	500,264
350,000	Marathon Oil Corporation,
	6.00%, 07/01/2012	360,304
500,000	New York Telephone Company Debentures,
	8.63%, 11/15/2010	548,141
1,000,000	Nextel Communications Senior Notes,
	6.88%, 10/31/2013	1,017,943
497,999	Northwest Airlines, Inc.:
	7.25%, 01/02/2012 (Acquired 06/28/2001; Cost $475,341) @ ^	64,740
400,000	Oneok Partners LP Notes,
	5.90%, 04/01/2012	403,182
700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	700,965
600,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005; Cost $618,138) * f	591,441
1,315,000	Plum Creek Timberlands,
	5.88%, 11/15/2015	1,300,766
1,500,000	Premcor Refining Group Inc. Senior Notes,
	9.50%, 02/01/2013	1,634,487
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	351,750
100,000	7.25%, 02/15/2011	100,000
1,000,000	Reed Elsevier Capital Notes,
	4.63%, 06/15/2012	955,435
500,000	SBC Communications, Inc. Notes,
	5.63%, 06/15/2016	494,516
650,000	Sealed Air Corporation Senior Notes,
	5.38%, 04/15/2008 (Acquired 04/09/2003; Cost $646,490) *	649,064
224,954	Southwest Airlines Company Pass Thru Certificates,
	Series 1996-A1, 7.67%, 01/02/2014	232,316
25,000	Sprint Capital Corporation:
	7.63%, 01/30/2011	26,918
	TCI Communications, Inc. Debentures:
325,000	7.88%, 08/01/2013	363,162
583,000	8.75%, 08/01/2015	690,357
1,360,000	Telecom Italia Capital,
	4.95%, 09/30/2014 f	1,249,077
1,400,000	Telefonica Emisiones, S.A.U.
	6.42%, 06/20/2016 f	1,440,358
681,000	Tele-Communications, Inc. Debentures,
	9.80%, 02/01/2012	804,381
1,070,000	Telus Corporation Notes,
	7.50%, 06/01/2007 f	1,083,957
863,000	Time Warner Companies Inc. Debentures,
	9.13%, 01/15/2013	1,005,553
1,470,000	Transocean, Inc.
	6.63%, 04/15/2011	1,538,333
275,000	Tribune Company,
	5.25%, 08/15/2015	239,792
	Tyco International Group S.A.: f
750,000	6.38%, 10/15/2011	786,218
650,000	6.00%, 11/15/2013	672,640
1,000,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	972,686
197,337	Union Pacific Corporation Pass Thru Certificates:
	Series 1994-A6, 8.66%, 07/02/2011	213,149
	United AirLines, Inc. Pass Thru Certificates:
245,275	7.76%, 10/01/2005 (Acquired 12/08/2000; Cost $245,275) @ ^	207,258
791,035	6.20%, 09/01/2008 (Acquired 08/10/2001, 10/31/2005 and 03/09/2006; Cost $325,423, $375,535 and $230,569 respectively)	791,035
287,902	10.02%, 03/22/2014 (Acquired 01/03/2001; Cost $322,008) @ ^	128,116
1,025,000	Viacom, Inc.,
	7.70%, 07/30/2010	1,103,982
	Waste Management, Inc.
1,175,000	6.88%, 05/15/2009	1,220,767
25,000	5.00%, 03/15/2014	24,127
160,000	Weyerhaeuser Company Notes,
	5.95%, 11/01/2008	161,783
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	520,227
325,000	Yosemite Securities Trust I,
	8.25%, 11/15/2004 (Acquired 04/26/2001; Cost $340,415) * @ ^	219,375
		50,207,129
Utilities - 6.2%
375,000	Baltimore Gas & Electric Company Notes,
	5.25%, 12/15/2006	374,739
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,865,387
1,000,000	Dominion Resources Inc.,
	Series C, 5.15%, 07/15/2015	960,792
1,400,000	Duke Capital LLC Notes,
	5.67%, 08/15/2014	1,386,398
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	594,581
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	315,229
1,500,000	Kinder Morgan Finance
	5.70%, 01/05/2016	1,384,674
428,709	Kiowa Power Partners LLC,
	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $440,660) *	416,139
300,000	Korea Electric Power Corporation:
	6.75%, 08/01/2027 f	330,463
	MidAmerican Energy Holdings Company Senior Notes,
800,000	4.63%, 10/01/2007	794,322
1,500,000	7.52%, 09/15/2008	1,557,994
25,000	National Rural Utilities,
	4.38%, 10/01/2010	24,266
100,000	Nisource Finance Corporation,
	7.88%, 11/15/2010	107,872
1,050,000	ONEOK, Inc. Senior Notes,
	7.13%, 04/15/2011	1,102,623
388,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	402,410
900,000	Progress Energy, Inc. Senior Notes,
	6.85%, 04/15/2012	961,703
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	186,375
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	298,375
425,000	5.00%, 04/01/2014	404,995
841,740	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,050,854
500,000	System Energy Resources 1st Mortgage,
	4.88%, 10/01/2007	495,245
350,000	Tristate Gen & Trans Assn,
	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $350,000) *	352,105
	Vectren Utility Holdings:
900,000	6.63%, 12/01/2011	944,895
525,000	5.25%, 08/01/2013	510,799
875,000	Verizon Communications Debentures,
	6.84%, 04/15/2018	925,579
600,000	The Williams Companies, Inc. Notes,
	8.13%, 03/15/2012	640,500
		18,389,314
Mortgage Backed Securities - 15.8%
	Bank of America Alternative Loan Trust:
441,777	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	427,143
1,815,122	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,816,940
1,663,118	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,654,802
1,200,706	Bank of America Funding Corporation
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	1,178,353
	Citicorp Mortgage Securities, Inc.:
1,588,629	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,590,208
1,593,330	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,571,062
	Countrywide Alternative Loan Trust,
629,277	Series 2005-5R, Class A2, 4.75%, 12/25/2018	621,765
1,908,909	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,892,596
93,626	Series 2004-18CB, 5.13%, 09/25/2034	92,953
1,770,366	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	1,756,567
	Federal Gold Loan Mortgage (FGLMC) Pass Thru Certificate,
68,048	6.00%, 07/01/2028	68,786
2,252,301	6.00%, 06/01/2021	2,284,047
	Federal Home Loan Mortgage Corporation (FHLMC):
1,820,731	Series 3033, Class LU, 5.50%, 03/15/2013	1,833,650
1,350,000	Series 2592, Class PD, 5.00%, 07/15/2014	1,343,093
1,418,385	Series 2695, Class UA, 5.50%, 09/15/2014	1,423,237
741,815	Series R001, Class AE, 4.38%, 04/15/2015	722,925
2,199,336	Series R003, Class VA, 5.50%, 08/15/2016	2,207,346
2,029,970	Series 3122, Class VA, 6.00%, 01/15/2017	2,068,462
64,418	Series 1395, Class G, 6.00%, 10/15/2022	64,297
766,465	Series 2970, Class DA, 5.50%, 01/15/2023	768,805
	Federal National Mortgage Association (FNMA):
1,500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,486,233
50,000	Series 2003-35, Clas TD, 5.00%, 12/25/2016	49,512
256,948	Series 1991-137, Class H, 7.00%, 10/25/2021	267,233
212,184	Series 1992-136, Class PK, 6.00%, 08/25/2022	215,380
110,551	Series 1993-32, Class H, 6.00%, 03/25/2023	110,755
684,185	Series 2002-95, Class MD, 5.00%, 07/25/2026	679,762
676,227	Series 2002-77, Class QP, 5.00%, 09/25/2026	671,942
61,356	Series 2003-25, Class PC, 4.50%, 02/25/2027	61,044
38,919	Series 1998-66, Class C, 6.00%, 12/25/2028	39,582
	Government National Mortgage Association (GNMA):
489,231	Series 2003-111, Class VA, 5.50%, 03/16/2013	490,892
730,610	Series 2003-12, Class ON, 4.00%, 02/16/2028	724,503
571,293	Series 1999-4, Class ZB, 6.00%, 02/20/2029	580,211
	J.P. Morgan Alternative Loan Trust:
1,853,958	Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	1,866,990
2,000,000	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,001,739
678,629	Master Alternative Loans Trust,
	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	663,998
690,352	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	659,869
	Washington Mutual,
3,924,303	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,930,237
899,828	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	901,018
	Washington Mutual, Inc. Pass-Thru Certificates,
2,978,072	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,911,066
1,767,449	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,786,282
1,334,173	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	1,353,520
		46,838,805
International (U.S. $ Denominated) - 2.1%
1,000,000	BOI Capital Funding No. 2,
	5.57%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	964,587
275,000	Corp Andina De Fomento Notes,
	7.38%, 01/18/2011 f	293,900
1,000,000	Export Import Bank Korea
	5.13%, 02/14/2011 f	990,938
	Korea Development Bank Notes: f
450,000	4.25%, 11/13/2007	444,582
350,000	4.63%, 09/16/2010	341,317
700,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	735,597
350,000	National Bank of Hungary Yankee Debentures,
	8.88%, 11/01/2013 f	420,189
	PEMEX Project Funding Master Trust: f
275,000	6.13%, 08/15/2008	276,650
1,650,000	9.13%, 10/13/2010	1,847,175
		6,314,935
Municipal Bonds - 0.8%
	Tobacco Settlement Financing Corporation:
275,000	Series 2001-A,Class A, 5.92%, 06/01/2012	274,191
1,262,188	Series 2001-A, Class A, 6.36%, 05/15/2025	1,259,891
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) * ^	829,586
		2,363,668
U.S. Government Agency Issues - 18.8%
24,975,000	Federal Home Loan Mortgage Corporation (FHLMC):
	4.13%, 07/12/2010	24,302,398
	Federal National Mortgage Association (FNMA):
15,685,000	7.25%, 01/15/2010	16,787,640
1,000,000	6.63%, 11/15/2010	1,063,525
13,300,000	6.00%, 05/15/2011	13,893,925
		56,047,488
U.S. Treasury Obligations - 10.2%
	U.S. Treasury Bonds:
9,275,000	9.25%, 02/15/2016	12,483,575
12,875,000	9.13%, 05/15/2018	17,877,144
		30,360,719
	TOTAL LONG-TERM INVESTMENTS (Cost $292,268,458)	290,786,609

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 31.2% (Cost $92,773,032) (Please Refer to Note 1)		92,773,032

SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
5,322,098	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	5,322,098
	TOTAL SHORT TERM INVESTMENTS (Cost $5,322,098)	5,322,098
	TOTAL INVESTMENTS (Cost $390,363,588) - 130.8%	388,881,739
	Liabilities in Excess of Other Assets - (30.8)%	(91,492,524)
	TOTAL NET ASSETS - 100.0%	$297,389,215

@	Security in Default
^	Non Income Producing
*	Unregistered Security
f	Foreign Security

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0%
Asset Backed Securities - 9.9%
$2,700,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 5.37%, 02/15/2013	$2,702,112
226,280	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06/25/2029	225,526
2,000,000	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A2, 5.48%, 02/28/2041	1,996,077
50,839	Citifinancial Mortgage Securities, Inc.,
	Series 2003-2, Class AF3, 3.04%, 05/25/2033	49,992
	Contimortgage Home Equity Trust:
89,190	Series 1999-1, Class A7, 6.47%, 12/25/2013	89,050
7,946	Series 1997-2, Class A9, 7.09%, 04/15/2028	7,897
85,200	Series 1999-3, Class A8, 5.88%, 05/25/2029	85,373
	Countrywide Asset-Backed Certificates:
2,000,000	Series 2005-17, Class 1AF2, 5.36%, 03/25/2030	1,995,110
1,287,682	Series 2004-12, Class AF3, 4.02%, 12/25/2030	1,276,092
1,500,000	Series 2004-15, Class AF6, 4.61%, 04/25/2035	1,444,544
1,300,000	Series 2005-1, Class AF6, 5.03%, 06/25/2035	1,283,991
2,000,000	Series 2005-10, Class AF6, 4.92%, 02/25/2036	1,945,684
1,500,000	Series 2005-10, Class AF2, 4.49%, 02/25/2036	1,483,348
	Credit Based Asset Servicing and Securities:
1,000,000	Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	992,140
2,000,000	Series 2005-CB8, Class AF2, 5.30%, 12/25/2035	1,992,152
875,000	Daimler Chrysler Master Owner Trust,
	Series 2004-A, Class A, 2.84%, 01/15/2009	875,120
433,378	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	431,916
	GE Capital Mortgage Services, Inc.:
6,312	Series 1997-H3, Class A6, 6.72%, 10/25/2027	6,291
15,371	Series 1997-HE4, Class A7, 6.74%, 12/25/2027	15,319
138,985	Series 1999-HE1, Class A7, 6.27%, 04/25/2029	139,319
700,000	GMAC Mortgage Corporation Loan Trust,
	Series 2001-GH1, Class A2, 4.39%, 12/25/2025	693,144
	Green Tree Financial Corporation:
264,877	Series 1993-3, Class A7, 6.40%, 10/15/2018	269,084
220,842	Series 1993-4, Class A5, 7.05%, 01/15/2019	224,577
6,299	Series 1995-4, Class A5, 6.95%, 06/15/2025	6,327
5,690	Series 1997-1, Class A5, 6.86%, 03/15/2028	5,872
227,379	Series 1997-6, Class A8, 7.07%, 01/15/2029	233,876
1,009,034	Series 1998-4, Class A5, 6.18%, 04/01/2030	986,611
311,221	Household Automobile Trust,
	Series 2003-1, 2.22%, 11/17/2009	307,070
152,318	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11/20/2028	151,909
174,163	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11/25/2033	173,256
139,535	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	128,884
	RAAC Series:
486,606	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	481,110
1,200,000	Series 2004-SP1, Class AI4, 5.29%, 08/25/2027	1,185,667
	Residential Asset Mortgage Products, Inc.:
6,443	Series 2004-RS3, Class AI2, 3.05%, 06/25/2029	6,419
1,630,000	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,621,485
1,000,000	Series 2005-RS1, Class AI6, 4.71%, 11/25/2034	965,112
	Residential Asset Securities Corporation:
51,790	Series 2004-KS7, Class AI2, 3.51%, 05/25/2024	51,605
390,306	Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	387,685
240,051	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	229,227
300,000	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	289,452
2,777	Salomon Brothers Mortgage Securities VII,
	Series 1997-LB6, Class A6, 6.82%, 12/25/2027	2,770
		27,438,195
Commercial Mortgage-Backed Securities - 2.7%
1,400,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.22%, 12/12/2033	1,459,583
1,200,000	GE Capital Commercial Mortgage Corporation,
	Series 2002-3A, Class AR, 4.00%, 12/10/2037	1,188,371
2,500,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.08%, 05/10/2036	2,340,482
800,000	Government National Mortgage Association (GNMA):
	Series 2004-78, Class C, 4.66%, 04/16/2029	773,421
1,800,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.87%, 02/15/2035	1,763,159
		7,525,016
Financial - 16.3%
600,000	American General Finance Corporation Senior Notes,
	8.45%, 10/15/2009	652,837
200,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	217,706
	AMVESCAP PLC Notes,
275,000	5.38%, 02/27/2013 f	271,093
300,000	BAC Capital Trust VI,	278,195
	5.63%, 03/08/2035
1,015,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,336,625
1,000,000	Bankboston Capital Trust II,
	7.75%, 12/15/2026	1,041,479
400,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08/15/2007	405,171
909,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	1,048,255
330,000	Bankers Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	360,377
325,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	316,745
300,000	CIT Group, Inc. Senior Notes,
	7.75%, 04/02/2012	332,163
500,000	CIT Group, Inc. Bonds,
	5.40%, 01/30/2016	490,619
1,581,000	Citigroup Capital II,
	7.75%, 12/01/2036	1,637,579
590,000	Citigroup, Inc. Subordinated Notes,
	5.00%, 09/15/2014	574,823
1,181,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	1,276,812
450,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	456,697
850,000	Countrywide Home Loans, Inc.:
	4.00%, 03/22/2011	802,237
375,000	Credit Suisse First Boston USA, Inc. Notes,
	6.13%, 11/15/2011	388,927
1,070,000	Dime Capital Trust,
	9.33%, 05/06/2027	1,140,900
225,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015	252,893
800,000	Executive Risk Capital Trust,
	8.68%, 02/01/2027	839,704
1,135,000	First Empire Capital Trust I,
	8.23%, 02/01/2027	1,188,523
625,000	First Empire Capital Trust II,
	8.28%, 06/01/2027	658,853
670,955	First National Bank of Chicago Pass Thru Certificates,
	8.08%, 01/05/2018	761,239
1,800,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,817,008
1,660,000	First Union Capital,
	7.94%, 01/15/2027	1,735,244
250,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $250,768) *	242,906
875,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005 and 10/31/2005; Cost $496,425, $122,281 and $231,168 respectively) *	840,993
850,000	Goldman Sachs Capital I,
	6.35%, 02/15/2034	844,586
150,000	The Goldman Sachs Group, Inc. Notes,
	6.60%, 01/15/2012	158,279
1,000,000	Great West Life & Annuity Insurance,
	7.15%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,038,594
500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $150,908 and $345,000 respectively) *	547,035
275,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $274,373) *	289,923
355,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011	377,841
900,000	J.P. Morgan Chase & Company Notes,
	5.88%, 03/15/2035	862,712
1,150,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,109,512
	KeyCorp Institution:
496,000	7.83%, 12/01/2026	516,797
750,000	8.25%, 12/15/2026	783,758
565,000	Liberty Mutual Insurance Notes,
	7.70%, 10/15/2097 (Acquired 03/26/2003; Cost $361,510) *	578,259
300,000	Marsh & McLennan Companies, Inc.,
	5.38%, 07/15/2014	288,524
475,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	451,716
1,100,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,123,731
644,000	NB Capital Trust IV,
	8.25%, 04/15/2027	675,626
1,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	1,592,411
600,000	Phoenix Companies,
	6.68%, 02/16/2008	603,630
1,000,000	PNC Financial Services,
	Series C, 8.88%, 03/15/2027	1,057,799
700,000	Republic New York Corporation Debentures,
	9.13%, 05/15/2021	910,928
1,200,000	Residential Capital Corporation,
	6.88%, 06/30/2015	1,246,487
350,000	Santander Central Hispano Insurances:
	7.63%, 09/14/2010 f	379,737
500,000	SLM Corporation Notes,
	5.63%, 08/01/2033	474,772
500,000	State Street Institutional Cap B,
	8.04%, 03/15/2027 (Acquired 09/06/2006; Cost $524,155) *	524,358
1,000,000	St. Paul Travelers,
	6.75%, 06/20/2036	1,077,383
1,000,000	Symetra Financial Corporation Senior Notes,
	6.13%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,006,783
200,000	Transamerica Capital II:
	7.65%, 12/01/2026 (Acquired 10/21/2003; Cost $214,011) *	224,497
275,000	UFJ Bank Ltd/New York, Subordinated Notes,
	7.40%, 06/15/2011	297,081
225,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	240,797
280,000	Washington Mutual Capital I,
	8.38%, 06/01/2027	295,259
200,000	Washington Mutual, Inc. Subordinated Notes,
	8.25%, 04/01/2010	217,125
1,534,000	Westdeutsche Landesbank Subordinated Notes,
	4.80%, 07/15/2015	1,478,073
750,000	Willis Group NA,
	5.63%, 07/15/2015	719,587
1,900,000	Zurich Capital Trust I
	8.38%, 06/01/2037 (Acquired 04/07/2006, 08/10/2006 and 09/28/2006; Cost $1,065,910, $421,740 and $527,660) *	1,999,391
		45,359,594
Industrial - 11.0%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	473,806
1,000,000	Ameritech Capital Funding,
	6.45%, 01/15/2018	1,021,639
1,000,000	Anadarko Petroleum Corporation,
	6.45%, 09/15/2036	1,021,429
	AOL Time Warner, Inc.:
1,100,000	7.63%, 04/15/2031	1,215,137
175,000	7.70%, 05/01/2032	195,429
875,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	1,118,600
441,000	Auburn Hills Trust Debentures,
	12.38%, 05/01/2020	653,569
450,000	British Telecom PLC,
	8.88%, 12/15/2030 f	600,332
600,000	Bunge Ltd. Finance Corporation Notes:
	5.35%, 04/15/2014	574,661
275,000	Caesars Entertainment Senior Notes,
	7.50%, 09/01/2009	287,448
700,000	ConAgra Foods, Inc. Subordinated Notes,
	9.75%, 03/01/2021	904,468
	Continental Airlines, Inc. Pass Thru Certificates:
33,072	6.80%, 07/02/2007	31,584
36,360	6.54%, 03/15/2008	33,815
135,428	8.31%, 04/02/2011	125,948
443,065	6.90%, 01/02/2018	456,083
1,775,000	COX Communications Inc.,
	7.13%, 10/01/2012	1,891,662
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	981,232
231,000	Delta Air Lines, Inc. Pass Thru Certificates,
	9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $231,000) @ ^ *	255,255
250,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	305,422
152,128	FedEx Corporation Pass Thru Certificates,
	6.85%, 07/15/2020	163,548
475,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010	460,750
403,000	Ford Motor Company Debentures,
	9.22%, 09/15/2021	354,640
	General Motors Acceptance Corporation Notes:
100,000	7.25%, 03/02/2011	100,572
150,000	6.75%, 12/01/2014	146,438
175,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	168,758
625,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $333,834 and $298,958 respectively) * f	645,883
850,000	Johnson Controls Inc., Senior Notes,
	6.00%, 01/15/2036	822,620
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	611,799
400,000	Laboratory Corporation of America,
	5.63%, 12/15/2015	396,992
900,000	Lafarge SA Notes,
	7.13%, 07/15/2036	964,069
100,000	Marathon Oil Corporation,
	6.00%, 07/01/2012	102,944
1,000,000	Masco Corporation,
	6.13%, 10/03/2016	994,468
471,250	The May Department Stores Companies Debentures,
	9.75%, 02/15/2021	547,116
29,967	Northwest Airlines, Inc. Pass Thru Certificates,
	8.13%, 02/01/2014 (Acquired 10/07/2000; Cost $28,918) @ ^	28,618
444,642	Northwest Airlines, Inc.:
	7.25%, 01/02/2012 (Acquired 06/28/2001; Cost $424,412) @ ^	57,803
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	352,982
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	400,552
745,000	Plum Creek Timberlands,
	5.88%, 11/15/2015	736,936
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	301,500
200,000	7.25%, 02/15/2011	200,000
	Sealed Air Corporation Senior Notes,
250,000	5.38%, 04/15/2008 (Acquired 04/09/2003; Cost $248,650) *	249,640
	Sprint Capital Corporation:
125,000	7.63%, 01/30/2011	134,589
200,000	8.75%, 03/15/2032	243,900
	TCI Communications, Inc. Debentures:
680,000	7.88%, 08/01/2013	759,847
	Telecom Italia Capital,
1,000,000	4.95%, 09/30/2014 f	918,439
500,000	7.20%, 07/18/2036	513,898
	Teva Pharmaceutical Finance LLC
1,000,000	5.55%, 02/01/2016	981,886
	Tyco International Group S.A.: f
875,000	6.38%, 10/15/2011	917,255
300,000	6.00%, 11/15/2013	310,449
	United AirLines, Inc. Pass Thru Certificates:
269,803	7.76%, 10/01/2005 (Acquired 09/28/2004; Cost $22,658) @ ^	227,983
870,138	6.20%, 09/01/2008	870,138
229,515	U.S. Airways Pass Thru Certificate,
	Series 1998-1, 6.85%, 07/30/2019	232,384
1,487,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	1,446,384
350,000	Vale Overseas Limited,
	8.25%, 01/17/2034 f	397,250
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	727,013
1,000,000	Wal-Mart Stores:
	5.25%, 09/01/2035	935,207
175,000	Waste Management Inc. Notes,
	7.00%, 10/15/2006	175,072
		30,747,841
Utilities - 7.0%
475,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	536,959
1,000,000	Commonwealth Edison Notes,
	7.63%, 01/15/2007	1,005,422
500,000	Dominion Resources Inc.,
	7.20%, 09/15/2014	544,453
1,000,000	Duke Capital LLC Notes,
	5.67%, 08/15/2014	990,284
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	743,227
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	315,229
600,000	Kinder Morgan Energy Partners Senior Notes,
	6.30%, 02/01/2009	609,647
900,000	Kinder Morgan Finance
	5.70%, 01/05/2016	830,804
257,225	Kiowa Power Partners LLC,
	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $264,396) *	249,683
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	112,533
2,165,000	6.75%, 08/01/2027	2,384,843
750,000	MidAmerican Energy Holdings Company Senior Notes,
	7.63%, 10/15/2007	766,006
1,100,000	National Grid PLC Notes,
	6.30%, 08/01/2016	1,141,227
1,550,000	Nisource Finance Corporation,
	7.88%, 11/15/2010	1,672,016
425,000	ONEOK, Inc. Senior Notes,
	7.13%, 04/15/2011	446,300
850,000	Pacific Gas & Electric Company 1st Mortgage,
	6.05%, 03/01/2034	854,940
300,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	311,142
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	186,375
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	271,250
350,000	5.00%, 04/01/2014	333,526
544,655	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	679,964
1,063,616	System Energy Resources,
	5.13%, 01/15/2014 (Acquired 06/27/2006; Cost $1,012,700) *	1,040,312
1,000,000	System Energy Resources 1st Mortgage,
	4.88%, 10/01/2007	990,490
200,000	Tristate Gen & Trans Assn,
	Series 2003, 6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $200,000) *	201,203
500,000	Vectren Utility Holdings,
	6.63%, 12/01/2011	524,942
1,200,000	Verizon Communications Debentures,
	6.84%, 04/15/2018	1,269,366
550,000	The Williams Companies, Inc. Notes,
	8.13%, 03/15/2012	587,125
		19,599,268
Mortgage Backed Securities - 35.3%
	Bank of America Alternative Loan Trust:
740,218	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	732,131
1,019,485	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	985,714
776,533	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	766,459
777,327	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	773,440
1,298,706	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	1,300,313
1,398,929	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	1,391,190
1,538,334	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,539,181
920,312	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	920,317
2,913,000	Series 2006-5, Class CB7, 6.00%, 06/25/2036	2,910,407
1,205,464	Chase Mortgage Finance Corporation,
	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,206,750
830,760	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	823,170
2,232,018	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 10/25/2035	2,236,149
	Countrywide Alternative Loan Trust,
1,500,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,493,413
2,163,828	Series 2006-J5, Class 3A1, 6.12%, 07/25/2021	2,191,006
1,041,603	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	1,033,312
1,689,866	CS First Boston Mortgage Securities Corp.,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,686,069
	Federal Gold Loan Mortgage Corporation (FGLMC):
252,117	6.00%, 05/01/2017	255,761
2,402,652	6.00%, 06/01/2020	2,437,406
1,067,827	5.00%, 06/01/2023	1,039,575
2,338,060	6.50%, 06/01/2029	2,396,135
	Federal Home Loan Mortgage Corporation (FHLMC):
321,374	6.50%, 07/01/2014	328,300
959,415	5.50%, 11/01/2022	956,431
837,874	5.50%, 07/01/2023	834,729
910,338	Series 3124, Class VP, 6.00%, 06/15/2014	928,185
571,294	Series 2695, Class UA, 5.50%, 09/15/2014	573,248
813,378	Series 2857, Class VA, 5.00%, 09/15/2015	802,607
1,871,809	Series R007, Class AC, 5.88%, 05/15/2016	1,878,009
1,871,775	Series R003, Class VA, 5.50%, 08/15/2016	1,878,592
1,909,932	Series 3097, Class MC, 6.00%, 11/15/2016	1,947,704
126,406	Series 2533, Class PC, 5.00%, 10/15/2017	126,055
295,416	Series 206, Class E, 0.00%, 07/15/2019 ^	291,653
147,428	Series 141, Class D, 5.00%, 05/15/2021	146,410
122,382	Series 1074, Class I, 6.75%, 05/15/2021	122,156
170,455	Series 1081, Class K, 7.00%, 05/15/2021	170,180
125,409	Series 163, Class F, 7.83%, 07/15/2021	124,730
257,704	Series 188, Class H, 7.00%, 09/15/2021	256,481
121,448	Series 1286, Class A, 6.00%, 05/15/2022	121,220
83,896	Series 2141, Class N, 5.55%, 11/15/2027	83,755
1,075,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,076,437
	Federal National Mortgage Association (FNMA):
1,689,383	5.50%, 07/01/2015	1,693,889
599,540	5.50%, 12/01/2016	601,250
544,091	5.00%, 10/01/2017	536,480
608,037	5.00%, 11/01/2017	599,532
945,092	5.00%, 12/01/2017	931,873
2,819,826	5.00%, 02/01/2018	2,780,384
514,039	5.00%, 06/01/2018	506,795
675,413	5.00%, 10/01/2018	665,527
986,703	5.50%, 01/01/2023	982,605
2,976,231	5.50%, 07/01/2023	2,961,961
166,730	5.00%, 10/01/2023	162,199
280,053	5.50%, 01/01/2032	277,080
809,908	6.00%, 03/01/2033	815,883
941,818	5.50%, 07/01/2033	930,496
602,582	5.00%, 11/01/2033	581,062
2,122,913	5.50%, 11/01/2033	2,097,393
1,131,605	6.00%, 11/01/2034	1,138,560
2,417,188	5.50%, 02/01/2035	2,386,001
894,647	5.50%, 03/01/2035	881,844
2,400,028	5.00%, 11/01/2035	2,307,667
5,298,426	5.50%, 04/01/2036	5,222,599
1,175,000	Series 2002-82, Class XC, 5.00%, 05/25/2014	1,168,247
40,765	Series 2002-70, Class PL, 5.00%, 04/25/2015	40,634
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	991,299
1,150,000	Series 2002-94, Class MC, 5.00%, 08/25/2015	1,140,873
500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	495,411
2,200,000	Series 2002-74, Class TD, 5.00%, 12/25/2015	2,174,141
945,430	Series 2003-18, Class GB, 5.00%, 03/25/2016	938,901
122,019	Series 2002-56, Class MC, 5.50%, 09/25/2017	122,320
547,155	Series 1989-37, Class G, 8.00%, 07/25/2019	582,679
111,893	Series 1989-94, Class G, 7.50%, 12/25/2019	117,729
28,626	Series 1990-58, Class J, 7.00%, 05/25/2020	29,733
121,105	Series 1990-105, Class J, 6.50%, 09/25/2020	124,439
47,742	Series 1990-108, Class G, 7.00%, 09/25/2020	48,876
46,985	Series 1991-1, Class G, 7.00%, 01/25/2021	48,432
109,989	Series 1991-86, Class Z, 6.50%, 07/25/2021	111,490
397,372	Series 2003-28, Class KA, 4.25%, 03/25/2022	384,310
46,333	Series G92-30, Class Z, 7.00%, 06/25/2022	47,894
132,773	Series 1993-58, Class H, 5.50%, 04/25/2023	133,072
1,125,000	Series 2003-17, Class QR, 4.50%, 11/25/2025	1,114,186
1,000,623	Series 2003-31, Class KG, 4.50%, 12/25/2028	992,628
161,514	Series 1998-66, Class C, 6.00%, 12/25/2028	164,266
124,253	Series 2003-44, Class AB, 3.75%, 05/25/2033	116,851
2,500,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,473,098
1,631,095	First Horizon Alternative Mortgage Securities,
	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	1,616,695
669,038	Government National Mortgage Association (GNMA):
	6.00%, 11/20/2033	676,555
126,087	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.25%, 09/25/2034	122,750
1,853,958	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	1,866,990
1,161,756	Master Alternative Loans Trust,
	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	1,151,252
985,808	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	972,379
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	754,683
523,517	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	500,401
	Structured Asset Securities Corporation:
1,036,559	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	1,027,488
45,527	Series 2004-16XS, Class A2, 4.91%, 08/25/2034	45,284
	Washington Mutual, Inc. Pass-Thru Certificates,
2,120,939	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	2,143,539
1,304,750	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	1,306,477
3,030,319	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,962,137
		98,533,999
International (U.S. $ Denominated) - 0.7%
50,000	Corp Andina De Fomento Notes,
	7.38%, 01/18/2011 f	53,437
175,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	183,899
510,000	National Bank of Hungary Yankee Debentures,
	8.88%, 11/01/2013 f	612,274
	PEMEX Project Funding Master Trust: f
75,000	6.13%, 08/15/2008	75,450
450,000	9.13%, 10/13/2010	503,775
	United Mexican States Notes: f
150,000	9.88%, 02/01/2010	171,150
400,000	7.50%, 04/08/2033	461,400
		2,061,385
Municipal Bonds - 0.7%
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.13%, 10/01/2023	1,203,640
	Tobacco Settlement Financing Corporation:
140,000	Series 2001-A, Class A, 5.92%, 06/01/2012	139,588
584,672	Series 2001-A, Class A, 6.36%, 05/15/2025	583,608
		1,926,836
U.S. Government Agency Issues - 3.7%
	Federal National Mortgage Association (FNMA):
7,425,000	6.00%, 05/15/2011	7,756,571
2,533,396	5.50%, 09/01/2034	2,500,708
		10,257,279
U.S. Treasury Obligations - 9.7%
	U.S. Treasury Bonds
2,300,000	9.13%, 05/15/2018	3,193,587
20,525,000	6.25%, 08/15/2023	23,829,853
		27,023,440
	TOTAL LONG-TERM INVESTMENTS (Cost $270,727,973)	270,472,853

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 15.2% (Cost $42,406,151) (Please Refer to Note 1)		42,406,151

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
7,258,088	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	$7,258,088
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,258,088)	7,258,088
	TOTAL INVESTMENTS (Cost $320,392,212) - 114.8%	320,137,092
	Liabilities in Excess of Other Assets - (14.8)%	(41,358,007)
	TOTAL NET ASSETS - 100.0%	$278,779,085

@	Security in Default
^	Non Income Producing
*	Unregistered Security
f	Foreign Security

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 95.5%
Alabama - 0.7%
$460,000	Mobile Alabama,
	6.20%, 02/15/2007 (ETM)	$464,094
Arizona - 2.3%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.38%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,633,801
Arkansas - 0.8%
595,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (MBIA Insured)	593,233
California - 1.4%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06/01/2033	550,105
350,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	405,416
		955,521
Colorado - 3.7%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.88%, 08/01/2012 (Pre-refunded to 08/01/2012)	2,520,960
110,000	Colorado Springs Colorado Utilities Revenue,
	5.80%, 11/15/2010 (ETM)	115,026
		2,635,986
Delaware - 2.4%
1,500,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,679,130
Florida - 2.7%
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	424,920
270,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	290,255
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,193,400
		1,908,575
Georgia - 1.7%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.88%, 10/01/2013 (ETM)	1,207,466
Hawaii - 5.0%
3,245,000	Honolulu Hawaii City & County,
	5.25%, 03/01/2017 (Pre-refunded to 03/01/2013)	3,545,000
Illinois - 8.1%
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,631,001
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,085,420
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,945,544
1,000,000	Lake County Community High School District No. 128,
	5.00%, 01/01/2013	1,071,230
		5,733,195
Indiana - 0.5%
$ 285,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	$368,776
Iowa - 2.4%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (MBIA Insured)	1,094,719
530,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	577,848
		1,672,567
Louisiana - 5.7%
745,000	Denham Springs-Livingston Housing and Mortgage Finance Authority,
	7.20%, 08/01/2010 (ETM)	838,855
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,145,050
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	446,208
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,633,048
		4,063,161
Minnesota - 1.0%
645,000	Western Minnesota Municipal Power Agency,
	6.38%, 01/01/2016 (ETM)	716,653
Mississippi - 1.5%
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	427,632
600,000	Mississippi State,
	6.20%, 02/01/2008 (ETM)	618,096
		1,045,728
Nevada - 3.1%
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,155,546
New Jersey - 2.4%
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded 12/15/2011)	1,114,780
	New Jersey State Turnpike Authority: (ETM),
422,000	6.75%, 01/01/2009	424,925
130,000	6.50%, 01/01/2016	152,308
		1,692,013
New York - 1.9%
1,000,000	New York New York,
	5.00%, 03/01/2016 (FGIC Insured)	1,087,150
235,000	TSASC Inc. New York,
	4.75%, 06/01/2022	234,119
		1,321,269
North Carolina - 0.4%
225,000	North Carolina Eastern Municipal Power Agency Power Systems Revenue,
	6.40%, 01/01/2021 (ETM)	271,935
Ohio - 0.3%
160,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	184,451
Oklahoma - 3.8%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,706,472
Pennsylvania - 4.6%
815,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	974,496
1,285,000	Pittsburgh Pennsylvania Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,465,478
1,000,000	Wilson Pennsylvania Area School District,
	0.00%, 05/15/2011 (AMBAC Insured) ^	836,010
		3,275,984
South Carolina - 0.4%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	315,657
South Dakota - 1.2%
715,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	815,436
Tennessee - 3.2%
430,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	450,390
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,813,104
		2,263,494
Texas - 31.8%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,210,882
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,084,840
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,625,880
1,625,000	Frisco Texas Independent School District
	6.00%, 08/15/2018	1,899,219
1,000,000	Georgetown Texas Independent School District
	5.00%, 02/15/2016	1,080,780
1,920,000	Houston Texas Sewer System Revenue,
	9.38%, 10/01/2013 (ETM)	2,387,674
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (MBIA Insured)	1,410,535
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,875,309
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019	1,353,183
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,405,399
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	829,203
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,160,340
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	623,145
345,000	Texas Public Building Authority Revenue,
	7.13%, 08/01/2011 (ETM)	381,915
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (MBIA Insured)	2,096,821
1,000,000	University of Houston Texas
	5.25%, 02/15/2012 (FSA Insured)	1,076,760
		22,501,885
Utah - 1.0%
605,000	Salt Lake City Utah Hospital Revenue,
	8.13%, 05/15/2015 (ETM)	716,060
Washington - 1.5%
1,000,000	Washington State
	5.00%, 09/01/2013 (FGIC Insured)	1,065,120
	TOTAL MUNICIPAL BONDS (Cost $66,509,232)	67,508,208
SHORT TERM INVESTMENTS - 2.9%
Variable Rate Demand Notes - 2.9%
2,064,344	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund,	2,064,344
	TOTAL SHORT TERM INVESTMENTS (Cost $2,064,344)	2,064,344
	TOTAL INVESTMENTS (Cost $68,573,576) - 98.4%	69,572,552
	Other Assets in Excess of Liabilities - 1.6%	1,130,883
	TOTAL NET ASSETS - 100.0%	$70,703,435

ETM	Escrow to maturity
^	Non-income Producing Security

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.6%
Asset Backed Securities - 8.2%
$300,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 5.37%, 02/15/2013	$300,235
300,000	Countrywide Asset-Backed Certificates,
	Series 2006-10, Class 1AF3, 5.97%, 09/25/2046	303,521
140,000	GMAC Mortgage Corporation Loan Trust,
	Series 2004-HE5, Class A3, 3.97%, 09/25/2034	138,463
	Green Tree Financial Corporation:
45,522	Series 1997-1, Class A5, 6.86%, 03/15/2028	46,980
409,605	Series 1998-4, Class A5, 6.18%, 04/01/2030	400,502
41,799	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11/25/2033	41,581
79,734	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	73,648
300,000	Renaissance Home Equity Loan Trust,
	Series 2006-2, Class AF3, 5.80%, 08/25/2036	302,346
300,000	Residential Asset Mortgage Products, Inc.:
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	295,957
432,092	Residential Asset Securities Corporation:
	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	412,608
300,000	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	298,049
		2,613,890
Financial - 7.6%
175,000	AMVESCAP, Inc. Senior Notes,
	5.90%, 01/15/2007	175,156
350,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	353,307
250,000	First Union Capital,
	7.94%, 01/15/2027	261,332
	Glencore Funding LLC,
150,000	6.00%, 04/15/2014 (Acquired 03/31/2004, Cost $148,928) *	144,170
30,000	Goldman Sachs Group LP,	33,791
	8.00%, 03/01/2013 (Acquired 05/19/2006, Cost $33,031) *
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $115,000) *	109,407
375,000	Liberty Mutual Insurance Notes,
	7.70%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *	383,801
100,000	Marsh & McLennan Companies, Inc.,
	5.38%, 07/15/2014	96,175
50,000	Met Life Global Funding I Notes,
	4.75%, 06/20/2007 (Acquired 09/15/2004, Cost $51,556) *	49,787
100,000	Principal Financial Group (AU) Senior Notes,
	8.20%, 08/15/2009 (Acquired 09/16/2005, Cost $112,015) * f	107,562
100,000	Residential Capital Corporation,
	6.38%, 06/30/2010	101,178
100,000	Transamerica Capital II:
	7.65%, 12/01/2026 (Acquired 10/21/2003, Cost $108,381) *	112,248
457,000	Washington Mutual Capital I,
	8.38%, 06/01/2027	481,905
		2,409,819
Industrial - 22.3%
300,000	AOL Time Warner, Inc.,
	7.63%, 04/15/2031	331,401
100,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	127,840
518,545	Atlas Air, Inc. Pass Thru Certificates,
	8.71%, 07/02/2021	536,694
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014	143,665
100,000	5.10%, 07/15/2015	93,208
375,000	Clear Channel Communications,
	4.50%, 01/15/2010	360,282
	Continental Airlines, Inc. Pass Thru Certificates:
347	7.42%, 04/01/2007	335
50,711	6.80%, 07/02/2007	48,429
168,712	6.54%, 03/15/2008	156,902
154,775	8.31%, 04/02/2011	143,940
67,889	6.90%, 01/02/2018	69,884
100,000	COX Communications Inc. Notes,
	7.88%, 08/15/2009	106,036
462,000	Delta Air Lines, Inc. Pass Thru Certificates,
	9.50%, 11/18/2008 (Acquired 11/24/2004, Cost $462,000) * ^ @	510,510
100,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	122,169
350,000	Dollar General Corporation,
	8.63%, 06/15/2010	370,125
400,000	Ford Motor Company Debentures,
	9.22%, 09/15/2021	352,000
	General Motors Acceptance Corporation Notes:
75,000	7.75%, 01/19/2010	76,848
150,000	6.75%, 12/01/2014	146,438
175,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008	170,188
150,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $161,474) * f	155,012
250,000	Marathon Oil Corporation Debentures,
	9.13%, 01/15/2013	297,988
253,750	The May Department Stores Companies Debentures,
	9.75%, 02/15/2021	294,601
533,570	Northwest Airlines, Inc.,
	7.25%, 01/02/2012 ^ @	69,364
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	200,276
100,000	Sprint Capital Corporation:
	8.75%, 03/15/2032	121,950
250,000	Sungard Data Systems Inc. Notes,
	3.75%, 01/15/2009	233,750
175,000	TCI Communications, Inc. Debentures:
	7.88%, 08/01/2013	195,549
150,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	154,169
200,000	Telefonica Emisiones, S.A.U.
	6.42%, 06/20/2016 f	205,765
92,000	Time Warner Companies, Inc.
	6.88%, 06/15/2018	96,530
25,000	Time Warner Entertainment Senior Notes,
	8.88%, 10/01/2012	28,737
50,000	Tyco International Group S.A.,
	6.00%, 11/15/2013 f	51,742
444,957	United AirLines, Inc. Pass Thru Certificates,
	6.20%, 09/01/2008	444,957
158,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	153,684
100,000	Vale Overseas Limited,
	8.25%, 01/17/2034	113,500
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	161,558
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016 (Acquired 04/05/2006, Cost $149,342) *	148,684
100,000	Wharf International Finance Ltd,
	7.63%, 03/13/2007 f	100,986
		7,095,696
Utilities - 6.4%
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	148,645
350,000	Kinder Morgan Energy Partners Senior Notes,
	5.35%, 08/15/2007	347,319
85,742	Kiowa Power Partners LLC,
	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $88,132) *	83,228
400,000	ONEOK, Inc. Senior Notes,
	7.13%, 04/15/2011	420,047
50,000	Pacific Gas & Electric Company 1st Mortgage,
	6.05%, 03/01/2034	50,291
200,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	213,000
50,000	PSI Energy, Inc. Debentures,
	7.85%, 10/15/2007	51,201
297,085	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	370,889
100,000	Tristate Gen & Trans Assn,
	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $100,000) *	100,601
	Williams Cos. Inc. Notes,
50,000	7.13%, 09/01/2011	51,250
200,000	7.88%, 09/01/2021	209,000
		2,045,471
Mortgage Backed Securities - 30.8%
229,183	Bank of America Alternative Loan Trust:
	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	229,467
320,908	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	321,502
	Federal Gold Loan Mortgage Corporation (FGLMC):
113,453	6.00%, 05/01/2017	115,093
391,705	6.00%, 06/01/2021	397,225
277,006	5.00%, 12/01/2020	272,211
85,601	6.50%, 09/01/2028	87,742
141,533	6.50%, 12/01/2028	145,072
102,790	6.50%, 05/01/2029	105,343
103,208	6.50%, 06/01/2029	105,772
	Federal Home Loan Mortgage Corporation (FHLMC):
400,000	Series 2567, Class OD, 5.00%, 08/15/2015	397,820
386,661	Series 3122, Class VA, 6.00%, 01/15/2017	393,993
23,723	Series 1053, Class G, 7.00%, 03/15/2021	23,685
51,441	Series 136, Class E, 6.00%, 04/15/2021	51,246
300,000	Series 2673, Class NC, 5.50%, 05/15/2021	301,620
273,314	Series 2804, Class VC, 5.00%, 07/15/2021	266,007
47,414	Series 1122, Class G, 7.00%, 08/15/2021	47,327
105,007	Series 1186, Class I, 7.00%, 12/15/2021	108,092
250,000	Series 2598, Class QC, 4.50%, 06/15/2027	246,075
	Federal National Mortgage Association (FNMA):
322,866	5.00%, 02/01/2018	318,350
225,138	5.00%, 10/01/2018	221,842
224,318	5.00%, 11/01/2018	221,034
174,100	5.50%, 03/01/2023	173,265
307,649	5.50%, 07/01/2023	306,174
67,928	6.50%, 09/01/2028	69,598
118,606	6.50%, 02/01/2029	121,522
252,048	5.50%, 01/01/2032	249,372
248,332	5.50%, 02/01/2035	245,128
272,053	5.50%, 02/01/2035	268,542
481,675	5.50%, 04/01/2036	474,782
400,000	Series 2002-82, Class XC, 5.00%, 05/25/2014	397,701
14,823	Series 2002-70, Class PL, 5.00%, 04/25/2015	14,776
300,000	Series 2003-16, Class PC, 5.00%, 10/25/2015	297,545
21,518	Series 1989-94, Class G, 7.50%, 12/25/2019	22,640
96,755	Series 1990-15, Class J, 7.00%, 02/25/2020	100,281
76,694	Series 1990-76, Class G, 7.00%, 07/25/2020	78,032
17,553	Series 1991-21, Class J, 7.00%, 03/25/2021	18,171
411,149	Series 1992-129, Class L, 6.00%, 07/25/2022	417,374
127,825	Series 1993-32, Class H, 6.00%, 03/25/2023	128,061
159,327	Series 1993-58, Class H, 5.50%, 04/25/2023	159,687
271,374	Series 3132, Class MA, 5.50%, 12/15/2023	271,559
327,477	Series 2003-31, Class KG, 4.50%, 12/25/2028	324,860
59,619	Series 2003-44, Class AB, 3.75%, 05/25/2033	56,067
	Government National Mortgage Association (GNMA):
191,356	6.00%, 12/20/2028	193,809
68,596	6.50%, 01/20/2029	70,389
178,410	6.00%, 11/20/2033	180,415
228,831	Master Alternative Loans Trust,
	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	226,762
	Washington Mutual, Inc. Pass-Thru Certificates,
243,819	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	238,333
282,792	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	285,805
		9,767,168
International (U.S. $ Denominated) - 1.4%
400,000	PEMEX Project Funding Master Trust:
	9.13%, 10/13/2010 f	447,800
Municipal Bonds - 1.0%
326,212	Tobacco Settlement Financing Corporation:
	6.36%, 05/15/2025	325,618
U.S. Government Agency Issues - 0.1%
25,000	Federal National Mortgage Association (FNMA),
	6.00%, 05/15/2011	26,116
U.S. Treasury Obligations - 19.8%
	U.S. Treasury Bonds:
225,000	9.25%, 02/15/2016	302,836
1,800,000	9.13%, 05/15/2018	2,499,329
3,000,000	6.25%, 08/15/2023	3,483,048
		6,285,213
	TOTAL LONG-TERM INVESTMENTS (Cost $31,181,569)	31,016,791

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 23.9% (Cost $7,579,136) (Please Refer to Note 1)		7,579,136

SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
427,399	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	427,399
	TOTAL SHORT TERM INVESTMENTS (Cost $427,399)	427,399
	TOTAL INVESTMENTS (Cost $39,188,104) -122.8%	39,023,326
	Liabilities in Excess of Other Assets - (22.8)%	(7,255,249)
	TOTAL NET ASSETS - 100.0%	$31,768,077

@	Security in Default
^	Non Income Producing
*	Unregistered Security
f	Foreign Security

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.7%
Asset Backed Securities -9.2%
$400,000	AESOP Funding II LLC,
	Series 2005-1A, Class A1, 3.95%, 04/20/2008	$392,574
700,000	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.70%, 04/28/2039	691,999
113,935	Chase Manhatten Auto Owner Trust,
	Series 2003-C, Class A4, 2.94%, 06/15/2010	112,210
993,426	CitiFinancial Mortgage Securities, Inc.:
	Series 2004-1, Class AF2, 2.65%, 04/25/2034	963,766
400,000	CNH Equipment Trust,
	Series 2005-A, Class A3, 4.02%, 04/15/2009	396,448
	Countrywide Asset-Backed Certificates:
1,000,000	Series 2006-13, Class 1AF3, 5.94%, 05/25/2033	1,009,784
1,153,000	Series 2005-12, Class 1A2, 4.85%, 02/25/2036	1,142,698
1,000,000	Series 2005-10, Class AF2, 4.49%, 02/25/2036	988,898
725,000	Series 2005-13, Class AF2, 5.29%, 04/25/2036	722,247
1,500,000	Series 2006-9, Class 1AF3, 5.86%, 10/25/2046	1,511,937
211,557	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	211,440
500,000	Ford Credit Auto Owner Trust,
	Series 2005-B, Class A4, 4.38%, 01/15/2010	494,162
936,779	Green Tree Financial Corporation,
	Series 1998-3, Class A5, 6.22%, 03/01/2030	944,857
115,880	Household Automobile Trust,
	Series 2003-1, 2.22%, 11/17/2009	114,334
300,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 2.93%, 08/15/2010	300,515
861,335	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	854,475
104,498	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11/25/2033	103,953
	Residential Asset Mortgage Products, Inc.:
700,000	Series 2004-RS12, Class AI3, 3.98%, 04/25/2029	693,165
410,000	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	407,858
	Residential Asset Securities Corporation:
112,239	Series 2003-KS9, Class AI3, 3.25%, 12/25/2028	111,657
312,244	Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	310,148
99,323	Series 2004-KS4, Class AI3, 3.08%, 08/25/2029	97,674
256,634	Residential Funding Mortgage Securities,
	Series 2003-HS3, Class AI2, 3.15%, 07/25/2018	252,802
		12,829,601
Financial - 20.5%
880,000	ABN-AMRO Bank NV,
	7.00%, 04/01/2008	900,918
250,000	Ahmanson Capital Trust I Bonds,
	8.36%, 12/01/2026 (Acquired 08/25/2005, Cost $270,190) *	261,012
1,405,000	Allfirst Financial, Inc. Subordinated Notes:
	7.20%, 07/01/2007	1,419,412
140,000	American General Finance Corporation Notes,
	4.50%, 11/15/2007	138,901
594,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08/15/2007	601,679
251,000	Bank United Notes,
	8.00%, 03/15/2009	265,065
472,000	Bankers Trust Corporation Subordinated Notes,
	7.38%, 05/01/2008	488,330
110,000	BB&T Corporation Subordinated Notes,
	7.25%, 06/15/2007	111,309
623,000	Block Financial Corporation Notes,
	8.50%, 04/15/2007	631,986
1,156,000	BNY Capital I Notes,
	Series B, 7.97%, 12/31/2026	1,207,109
500,000	Capital One Bank Notes,
	4.88%, 05/15/2008	497,029
450,000	Caremark RX Inc. Senior Notes,
	7.38%, 10/01/2006	450,000
100,000	Chubb Corporation Senior Notes,
	7.13%, 12/15/2007	101,976
210,000	CIT Group Inc. Senior Notes,
	5.50%, 11/30/2007	210,576
848,000	Citicorp Capital II Notes,
	8.02%, 02/15/2027	886,707
200,000	Citicorp Subordinated Notes,
	7.00%, 07/01/2007	202,114
375,000	Citifinancial Debentures,
	10.00%, 05/15/2009	419,784
675,000	Comerica Incorporated Subordinated Notes,
	7.25%, 08/01/2007	685,414
550,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	594,620
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 & 06/05/2006, Cost $211,938 & $196,930 respectively) *	404,363
500,000	Countrywide Home Loans Notes,
	4.13%, 09/15/2009	484,372
537,000	Credit Suisse First Boston USA Inc. Senior Notes,
	6.50%, 06/01/2008	547,803
500,000	Executive Risk Capital Trust,
	8.68%, 02/01/2027	524,815
800,000	First Union Capital,
	7.94%, 01/15/2027	836,262
200,000	Franchise Finance Corporation Notes,
	7.07%, 01/15/2008	204,117
273,000	The Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
	7.80%, 01/28/2010	294,170
400,000	HSBC Finance Corporation Notes,
	6.88%, 03/01/2007	402,028
500,000	ING Security Life Institutional Funding Notes,
	2.70%, 02/15/2007 (Acquired 05/26/2005; Cost $488,370) *	494,279
200,000	J.P. Morgan & Company Incorporated Subordinated Notes,
	6.70%, 11/01/2007	202,585
1,047,000	JPM Capital Trust II,
	7.95%, 02/01/2027	1,092,355
575,000	Key Bank NA Subordinated Notes,
	6.50%, 10/15/2027	587,917
400,000	Lehman Brothers Holdings, Inc. Notes,
	3.50%, 08/07/2008	388,172
1,335,000	MBNA Capital Series A,
	8.28%, 12/01/2026	1,394,492
500,000	MBNA Corporation Notes,
	6.25%, 01/17/2007	501,181
250,000	Mellon Capital I Series A,
	7.72%, 12/01/2026	260,336
180,000	Merrill Lynch & Co, Inc.,
	7.00%, 01/15/2007	180,923
200,000	Met Life Global Funding I Notes,
	4.75%, 06/20/2007 (Acquired 02/11/2005; Cost $203,862) *	199,149
200,000	Morgan Stanley Group, Inc. Debentures,
	8.33%, 01/15/2007	201,548
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027	755,358
625,000	New York Life Global Funding,
	3.88%, 01/15/2009 (Acquired 01/23/2006, Cost $608,075) *	607,339
700,000	Phoenix Companies,
	6.68%, 02/16/2008	704,235
633,000	PNC Financial Services Subordinated Notes,
	9.65%, 06/15/2009	701,455
530,000	PNC Funding Corporation,
	6.13%, 02/15/2009	541,240
	Principal Life Global:
150,000	5.13%, 06/28/2007 (Acquired 12/28/2004, Cost $154,880) *	149,705
275,000	3.63%, 04/30/2008 (Acquired 08/17/2005, Cost $268,452) *	267,910
1,050,000	Providian Capital I,
	9.53%, 02/01/2027 (Acquired 10/19/2005 and 10/20/2005, Cost $438,724 and $712,517 respectively) *	1,109,535
300,000	Reliastar Financial Notes,
	8.00%, 10/30/2006	300,543
155,000	Republic New York Corporation Subordinated Notes,
	9.70%, 02/01/2009	170,183
600,000	Residential Capital Corporation,
	6.13%, 11/21/2008	602,348
487,000	SAFECO Corporation Notes,
	6.88%, 07/15/2007	492,495
200,000	Transamerica Corporation Debentures,
	9.38%, 03/01/2008	208,846
1,000,000	Unitrin, Inc. Senior Notes,
	5.75%, 07/01/2007	999,896
313,000	Wells Fargo & Company Subordinated Notes,
	6.25%, 04/15/2008	317,254
211,000	Westdeutsche Landesbank Subordinated Notes,
	4.80%, 07/15/2015	203,307
1,000,000	Zurich Capital Trust I
	8.38%, 06/01/2037 (Acquired 04/06/2006; Cost $1,065,970) *	1,052,311
		28,458,768
Industrial - 18.0%
306,000	Bell Telephone Co. Pennsylvania Debentures,
	7.38%, 07/15/2007	310,407
150,000	BellSouth Telecommunication Debentures,
	5.88%, 01/15/2009	151,954
1,000,000	Belo Corporation Senior Notes,
	7.13%, 06/01/2007	1,006,404
1,000,000	Bunge Limited Finance Corporation,
	4.38%, 12/15/2008	976,710
700,000	Cadbury Schweppes U.S. Finance Notes,
	3.88%, 10/01/2008 (Acquired 08/30/2005, Cost $685,461) *	680,873
405,000	Centex Corporation Subordinated Debentures,
	8.75%, 03/01/2007	409,575
1,300,000	Clear Channel Communication Senior Notes,
	3.13%, 02/01/2007	1,289,483
200,000	Comcast Cable Communications, Inc. Notes,
	6.20%, 11/15/2008	203,913
386,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04/15/2007	380,193
181,000	COX Communications Inc. Notes,
	7.88%, 08/15/2009	191,924
479,000	Devon Energy Corporation Debentures,
	10.13%, 11/15/2009	539,946
1,000,000	Donnelley (R.R.) & Sons Notes,
	3.75%, 04/01/2009	952,419
1,000,000	FMC Corporation Notes,
	7.00%, 05/15/2008	1,021,547
1,000,000	Fiserv Inc.,
	3.00%, 06/27/2008	957,454
300,000	Ford Motor Credit Company Senior Notes,
	4.95%, 01/15/2008	291,730
250,000	General Motors Acceptance Corporation Notes:
	6.13%, 08/28/2007	249,644
	Halliburton Company Notes:
225,000	5.63%, 12/01/2008	226,322
425,000	5.50%, 10/15/2010	427,581
260,000	Harrahs Operating Company Inc.,
	7.13%, 06/01/2007	261,916
700,000	ICI North America Debentures,
	8.88%, 11/15/2006	702,412
	International Paper Company Notes:
250,000	7.63%, 01/15/2007	250,981
885,000	6.50%, 11/15/2007	891,688
1,000,000	John Deere Capital Corporation Senior Notes,
	4.88%, 03/16/2009	993,683
600,000	Johnson Controls Inc. Notes,
	6.30%, 02/01/2008	604,028
	Marathon Oil Corporation Notes:
310,000	5.38%, 06/01/2007	310,164
463,000	6.85%, 03/01/2008	471,774
450,000	News America Holdings,
	7.38%, 10/17/2008	467,399
800,000	Premcor Refining Group Inc. Senior Notes,
	9.50%, 02/01/2013	871,726
1,000,000	Sealed Air Corporation Senior Notes,
	5.38%, 04/15/2008 (Acquired 07/07/2006, Cost $1,002,880) *	998,560
402,000	Southwestern Bell Telephone Company Notes,
	6.63%, 07/15/2007	405,613
	Sprint Capital Corporation Notes:
175,000	6.00%, 01/15/2007	175,188
500,000	6.38%, 05/01/2009	512,066
1,000,000	Telecom Italia Capital,
	4.00%, 11/15/2008 f	970,032
773,000	Telus Corporation Notes,
	7.50%, 06/01/2007 f	783,083
255,000	Time Warner Companies, Inc.,
	8.18%, 08/15/2007	260,924
750,000	Time Warner Companies, Inc. Debentures,
	7.48%, 01/15/2008	768,878
659,195	United AirLines, Inc. Pass Thru Certificates:
	Series 2001-1, 6.20%, 09/01/2008	659,195
1,050,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	1,021,320
500,000	Viacom, Inc.,
	5.63%, 05/01/2007	500,378
784,000	Waste Management Inc. Notes,
	7.00%, 10/15/2006	784,323
1,000,000	Wharf International Finance Ltd,
	7.63%, 03/13/2007 f	1,009,862
		24,943,272
Utilities - 6.7%
	Baltimore Gas & Electric Company Notes,
300,000	5.25%, 12/15/2006	299,791
1,000,000	5.78%, 10/01/2008	1,005,769
805,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	875,590
1,000,000	Commonwealth Edison Notes,
	7.63%, 01/15/2007	1,005,422
220,000	Indiana Michigan Power Company Senior Notes,
	Series C, 6.13%, 12/15/2006	220,295
211,000	Jersey Central Power & Light Company 1st Mortgage,
	6.85%, 11/27/2006	211,417
	Kinder Morgan Energy Partners Senior Notes,
150,000	5.35%, 08/15/2007	148,851
1,000,000	6.30%, 02/01/2009	1,016,079
	MidAmerican Energy Holdings Company Senior Notes,
200,000	4.63%, 10/01/2007	198,580
575,000	7.63%, 10/15/2007	587,272
500,000	7.52%, 09/15/2008	519,331
1,000,000	Nisource Finance Corporation,
	7.88%, 11/15/2010	1,078,720
245,000	PanEnergy Corporation Notes,
	7.00%, 10/15/2006	245,042
632,000	Panhandle Eastern Pipline Senior Notes,
	4.80%, 08/15/2008	622,919
200,000	Public Service Electric & Gas Co. Notes,
	6.25%, 01/01/2007	200,525
250,000	Sempra Energy Senior Notes,
	4.62%, 05/17/2007	248,788
860,000	System Energy Resources 1st Mortgage,
	4.88%, 10/01/2007	851,821
		9,336,212
Mortgage Backed Securities - 14.2%
1,135,001	Bank of America Alternative Loan Trust:
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	1,122,600
	Citicorp Mortgage Securities, Inc.,
282,465	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	281,542
830,760	Series 2004-3, Class A2, 5.25%, 05/25/2034	823,170
481,530	Series 2004-4, Class A2, 5.25%, 06/25/2034	468,990
1,735,372	Countrywide Alternative Loan Trust,
	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,720,541
2,000,000	Deutsche Alternative Securities Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	1,980,213
	Federal Home Loan Mortgage Corporation (FHLMC):
128,237	Series 2548, Class HA, 4.50%, 01/15/2010	126,641
216,225	Series 2835, Class VK, 5.50%, 11/15/2012	216,856
666,520	Series 3033, Class LU, 5.50%, 03/15/2013	671,249
1,142,684	Series 3124, Class VP, 6.00%, 06/15/2014	1,165,086
200,000	Series 2592, Class PD, 5.00%, 07/15/2014	198,977
333,187	Series 2789, Class VM, 5.50%, 04/15/2015	334,364
1,000,000	Series 2390, Class PW, 6.00%, 04/15/2015	1,011,754
307,337	Series 2541, Class JB, 5.00%, 02/15/2016	305,530
766,465	Series 2970, Class DA, 5.50%, 01/15/2023	768,805
	Federal National Mortgage Association (FNMA):
800,267	5.50%, 07/01/2015	802,402
120,441	Series 2002-70, Class PL, 5.00%, 04/25/2015	120,055
1,175,000	Series 2003-24, Class LC, 5.00%, 12/25/2015	1,165,387
260,087	Series 2002-77, Class QP, 5.00%, 09/25/2026	258,439
567,802	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	568,888
1,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	989,239
2,000,000	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,001,739
1,200,000	Residential Accredit Loans Inc.,
	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	1,196,863
	Washington Mutual, Inc. Pass-Thru Certificates,
749,856	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	750,849
662,930	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	672,543
		19,722,722
International (U.S. $ Denominated) - 0.7%
175,000	Export-Import Bank Korea Notes,
	4.63%, 03/16/2010 f	171,105
600,000	Korea Development Bank Notes,
	3.88%, 03/02/2009 f	580,744
200,000	PEMEX Project Funding Master Trust:
	6.13%, 08/15/2008 f	201,200
		953,049
Municipal Bonds - 1.6%
190,000	Erie, Pennsylvania General Obligation,
	5.60%, 11/15/2007	190,000
450,000	New Jersey Economic Development Authority,
	0.00%, 02/15/2007 ^ ETM	441,562
500,000	Redding California Redevelopment Agency Tax Allocation,
	6.00%, 09/01/2010	509,580
1,104,101	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	1,102,092
		2,243,234
U.S. Government Agency Issues - 18.9%
1,000,000	Federal Home Loan Bank (FHLB),
	4.70%, 10/07/2010	982,627
	Federal National Mortgage Association (FNMA):
9,675,000	2.38%, 02/15/2007	9,571,884
500,000	6.00%, 05/15/2008	507,692
10,850,000	7.25%, 01/15/2010	11,612,744
2,700,000	6.00%, 05/15/2011	2,820,571
750,000	Government Backed Trusts, Series T-1
	0.00%, 11/15/2006 ^	745,520
		26,241,038
U.S. Treasury Obligations - 7.9%
	U.S. Treasury Note:
2,825,000	6.00%, 08/15/2009	2,928,178
8,000,000	4.88%, 04/30/2011	8,089,064
		11,017,242
	TOTAL LONG-TERM INVESTMENTS (Cost $136,172,077)	135,745,138

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 25.1% (Cost $34,854,703) (Please Refer to Note 1)		34,854,703

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
4,110,965	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	4,110,965
1,393,496	Short-Term Investment Trust Prime Portfolio - AIM Fund	1,393,496
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,504,461)	5,504,461
	TOTAL INVESTMENTS (Cost $176,531,241) - 126.7%	176,104,302
	Liabilities in Excess of Other Assets - (26.7)%	(37,130,209)
	TOTAL NET ASSETS - 100.0%	$138,974,093

@	Security in Default
^	Non Income Producing
*	Unregistered Security
f	Foreign Security

Baird LargeCap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 96.9%
Beverages - 2.8%
11,035	PepsiCo, Inc.	$720,144
Biotechnology - 6.0%
9,094	Amgen, Inc. *	650,494
11,182	Genentech, Inc. *	924,751
		1,575,245
Capital Markets - 4.1%
6,708	Legg Mason, Inc.	676,569
6,410	State Street Corporation	399,984
		1,076,553
Chemicals - 2.6%
11,482	Praxair, Inc.	679,275
Commercial Banks - 1.6%
11,330	Wells Fargo & Company	409,919
Communications Equipment - 5.2%
27,735	Cisco Systems, Inc. *	637,905
29,814	Corning Incorporated *	727,760
		1,365,665
Computers & Peripherals - 4.3%
8,350	Apple Computer, Inc. *	643,200
12,670	Network Appliance, Inc. *	468,917
		1,112,117
Consumer Finance - 2.7%
8,857	Capital One Financial Corporation	696,692
Electrical Equipment - 4.8%
8,092	Emerson Electric Company	678,595
9,988	Rockwell Automation, Inc.	580,303
		1,258,898
Energy Equipment & Services - 3.0%
14,462	BJ Services Company	435,740
5,700	Schlumberger Limited	353,571
		789,311
Food & Staples Retailing - 4.9%
20,726	Sysco Corporation	693,285
13,269	Walgreen Company	589,011
		1,282,296
Health Care Equipment & Supplies - 3.9%
8,350	Medtronic, Inc.	387,774
9,394	Zimmer Holdings, Inc. *	634,095
		1,021,869
Health Care Providers & Services - 4.1%
5,800	Cardinal Health, Inc.	381,292
12,377	Caremark Rx, Inc. *	701,405
		1,082,697
Hotels Restaurants & Leisure - 1.8%
13,418	Starbucks Corporation *	456,883
Household Products - 2.5%
10,435	Procter & Gamble Company	646,761
Industrial Conglomerates - 2.0%
15,063	General Electric Company	531,724
Insurance - 2.3%
13,119	AFLAC, Incorporated	600,325
Internet Software & Services - 2.2%
22,807	Yahoo!, Inc. *	576,561
IT Services - 3.4%
9,000	First Data Corporation	378,000
13,565	Paychex, Inc.	499,870
		877,870
Machinery - 5.2%
18,785	Illinois Tool Works, Inc.	843,446
9,843	ITT Industries, Inc.	504,651
		1,348,097
Multiline Retail - 5.3%
10,884	Kohl's Corporation *	706,590
12,225	Target Corporation	675,431
		1,382,021
Oil & Gas - 1.5%
5,931	Exxon Mobil Corporation	397,970
Pharmaceuticals - 4.9%
14,171	Abbott Laboratories	688,144
10,287	Novartis AG - ADR f	601,172
		1,289,316
Semiconductor & Semiconductor Equipment - 2.2%
17,145	Texas Instruments Incorporated *	570,071
Software - 5.6%
8,400	Adobe Systems, Incorporated *	314,580
6,993	Electronic Arts Inc. *	389,370
27,736	Microsoft Corporation	758,025
		1,461,975
Specialty Retail - 5.9%
15,654	Best Buy Co, Inc.	838,428
28,626	Staples, Inc.	696,471
		1,534,899
Trading Companies & Distributors - 2.1%
14,017	Fastenal Company	540,636
	TOTAL COMMON STOCKS (Cost $21,041,036)	25,285,790

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 47.8% (Cost $12,492,308) (Please Refer to Note 1)		12,492,308

SHORT TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
763,348	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	763,348
	TOTAL SHORT TERM INVESTMENTS (Cost $763,348)	763,348
	TOTAL INVESTMENTS (Cost $34,296,692) -147.6%	38,541,446
	Liabilities in Excess of Other Assets - (47.6)%	(12,432,486)
	TOTAL NET ASSETS - 100.0%	$26,108,960

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Security

Baird MidCap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Auto Components - 4.2%
18,694	Autoliv, Inc.	$1,030,227
73,882	Gentex Corporation	1,049,863
		2,080,090
Biotechnology - 2.7%
21,306	Cephalon, Inc. *	1,315,645
Capital Markets - 5.2%
47,011	Eaton Vance Corporation	1,356,737
28,188	Investors Financial Services Corporation	1,214,339
		2,571,076
Commercial Banks - 8.2%
33,439	East West Bancorp, Inc.	1,324,519
27,496	Wintrust Financial Corporation	1,378,924
16,904	Zions Bancorporation	1,349,108
		4,052,551
Commercial Services & Supplies - 5.0%
27,234	Brady Corporation - Class A	957,548
21,890	Stericycle, Inc. *	1,527,703
		2,485,251
Communications Equipment - 1.6%
69,723	Tellabs, Inc. *	764,164
Computers & Peripherals - 2.1%
28,311	Avid Technology, Inc. *	1,031,087
Electrical Equipment - 3.7%
16,016	Rockwell Automation, Inc.	930,530
19,653	Roper Industries, Inc.	879,275
		1,809,805
Energy Equipment & Services - 7.5%
27,486	BJ Services Company	828,153
19,581	Cameron International Corporation *	945,958
33,182	Patterson-UTI Energy, Inc.	788,404
28,572	Smith International, Inc.	1,108,594
		3,671,109
Food & Staples Retailing - 3.1%
49,758	United Natural Foods, Inc. *	1,542,000
Health Care Equipment & Supplies - 11.2%
32,859	Biomet, Inc.	1,057,731
56,268	Cytyc Corporation *	1,377,441
19,222	Gen-Probe, Incorporated *	901,320
30,680	ResMed, Inc. *	1,234,870
17,685	Varian Medical Systems, Inc. *	944,202
		5,515,564
Hotels Restaurants & Leisure - 2.0%
35,862	The Cheesecake Factory Incorporated *	975,088
Household Durables - 2.8%
16,608	Harman International Industries, Incorporated	1,385,772
IT Services - 6.6%
25,821	Alliance Data Systems Corporation *	1,425,061
10,041	Cognizant Technology Solutions Corporation *	743,636
24,500	Global Payments, Inc.	1,078,245
		3,246,942
Life Sciences Tools & Services - 4.1%
14,858	Covance Inc. *	986,274
29,037	Pharmaceutical Product Development, Inc.	1,036,331
		2,022,605
Machinery - 6.0%
12,445	Harsco Corporation	966,354
24,779	Joy Global Inc.	931,938
21,254	Oshkosh Truck Corporation	1,072,690
		2,970,982
Office Electronics - 2.2%
29,619	Zebra Technologies Corporation - Class A *	1,058,583
Semiconductor & Semiconductor Equipment - 3.6%
25,459	Cree, Inc. *	511,980
38,254	Microchip Technology Incorporated	1,240,195
		1,752,175
Software - 4.0%
66,299	Activision, Inc. *	1,001,115
37,828	NAVTEQ *	987,689
		1,988,804
Specialty Retail - 9.8%
54,014	Chico's FAS, Inc. *	1,162,921
28,828	Dick's Sporting Goods, Inc. *	1,312,251
29,370	Tractor Supply Company *	1,417,396
28,997	Williams-Sonoma, Inc. *	939,213
		4,831,781
Trading Companies & Distributors - 1.8%
22,721	Fastenal Company	876,349
	TOTAL COMMON STOCKS (Cost $40,845,209)	47,947,423

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 51.5% (Cost $25,344,171) (Please Refer to Note 1)		25,344,171

	TOTAL INVESTMENTS (Cost $66,189,380) -148.9%	73,291,594
	Liabilities in Excess of Other Assets - (48.9)%	(24,066,596)
	TOTAL NET ASSETS - 100.0%	$49,224,998

*	Non Income Producing

Baird SmallCap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 96.4%
Airlines - 1.8%
46,605	SkyWest, Inc.	$1,142,755
Auto Components - 2.7%
77,046	LKQ Corporation *	1,692,701
Biotechnology - 2.6%
61,825	PRA International *	1,650,109
Commercial Banks - 10.4%
61,802	Boston Private Financial Holdings, Inc.	1,723,040
34,712	Pinnacle Financial Partners, Inc. *	1,242,690
60,868	United Community Banks, Inc.	1,829,083
35,656	Wintrust Financial Corporation	1,788,148
		6,582,961
Commercial Services & Supplies - 4.8%
44,704	Brady Corporation - Class A	1,571,793
69,409	Marlin Business Services Corporation *	1,450,648
		3,022,441
Computers & Peripherals - 3.0%
27,572	Avid Technology, Inc. *	1,004,172
32,341	Rackable Systems, Inc. *	885,173
		1,889,345
Diversified Financial Services - 2.4%
58,017	Heartland Payment Systems, Inc. *	1,508,442
Electronic Equipment & Instruments - 8.1%
59,906	Argon ST, Inc. *	1,435,947
93,183	DTS, Inc. *	1,973,616
57,056	ScanSource, Inc. *	1,730,508
		5,140,071
Energy Equipment & Services - 6.7%
32,805	Dawson Geophysical Company *	974,309
144,077	Grey Wolf, Inc. *	962,434
38,989	GulfMark Offshore, Inc. *	1,241,410
34,729	Oceaneering International, Inc. *	1,069,653
		4,247,806
Food Products - 2.9%
38,519	Central Garden & Pet Company *	1,858,927
Food & Staples Retailing - 2.4%
48,500	United Natural Foods, Inc. *	1,503,015
Health Care Equipment & Supplies - 2.0%
34,239	Kyphon Inc. *	1,281,223
Health Care Providers & Services - 12.9%
77,015	Allscripts Healthcare Solutions, Inc. *	1,728,987
42,326	Computer Programs & Systems, Inc.	1,387,023
31,862	Healthways, Inc. *	1,421,045
81,782	Providence Service Corporation *	2,256,365
57,303	United Surgical Partners International, Inc. *	1,422,834
		8,216,254
Hotels Restaurants & Leisure - 3.6%
27,571	PF Chang's China Bistro, Inc. *	956,989
29,000	Red Robin Gourmet Burgers Inc. *	1,337,190
		2,294,179
IT Services - 5.1%
52,773	Forrester Research, Inc. *	1,388,458
62,282	SRA International, Inc. - Class A *	1,872,197
		3,260,655
Leisure Equipment & Products - 1.8%
34,236	RC2 Corporation *	1,147,933
Machinery - 3.6%
31,853	Bucyrus International, Inc. - Class A	1,351,204
20,745	ESCO Technologies, Inc. *	955,100
		2,306,304
Pharmaceuticals - 2.2%
101,301	Salix Pharmaceuticals, Ltd. *	1,373,642
Semiconductor & Semiconductor Equipment - 2.2%
38,998	Varian Semiconductor Equipment Associates, Inc. *	1,431,227
Software - 3.2%
38,163	Open Solutions Inc. *	1,099,476
33,035	THQ Inc. *	963,631
		2,063,107
Specialty Retail - 5.9%
73,544	Hibbett Sporting Goods, Inc. *	1,925,382
38,033	Tractor Supply Company *	1,835,472
		3,760,854
Trading Companies & Distributors - 6.1%
44,946	Applied Industrial Technologies, Inc.	1,096,683
88,680	Beacon Roofing Supply, Inc. *	1,794,883
20,915	Watsco, Inc.	962,299
		3,853,865
	TOTAL COMMON STOCKS (Cost $57,738,406)	61,227,816

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 45.9% (Cost $29,131,788) (Please Refer to Note 1)		29,131,788

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
2,084,342	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	2,084,342
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,084,342)	2,084,342
	TOTAL INVESTMENTS (Cost $88,954,536) - 145.6%	92,443,946
	Liabilities in Excess of Other Assets - (45.6)%	(28,968,582)
	TOTAL NET ASSETS - 100.0%	$63,475,364

*	Non Income Producing

Note 1:
The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds. Collateral invested as of September 30, 2006 is as follows:

	Intermediate Bond Fund	Aggregate Bond Fund	Core Plus Bond Fund	Short-Term Bond Fund	LargeCap Fund	MidCap Fund	SmallCap Fund	Total

Duke Funding High Grade Discount Commercial Paper	$3,793,137	$1,733,826	$309,882	$1,425,076	$510,764	$1,036,227	$1,191,088	10,000,000

Laguna ABS CDO Discount Commercial Paper	3,793,137	1,733,826	309,882	1,425,076	510,763	1,036,228	1,191,088	10,000,000

Lakeside Funding LLC Interest Bearing Commercial Paper	2,655,196	1,213,679	216,918	997,554	357,533	725,358	833,762	7,000,000

Federated Prime Obligations Fund	320,384	146,446	26,174	120,368	43,141	87,524	100,604	844,641

Rams Funding LLC Discount Commercial Paper	3,793,137	1,733,826	309,882	1,425,076	510,763	1,036,228	1,191,088	10,000,000

Thornburg Mortgage Capital Discount Commercial Paper	4,172,451	1,907,209	340,870	1,567,584	561,839	1,139,850	1,310,197	11,000,000

Lehman Brothers Repurchase Agreement (1)	3,793,137	1,733,826	309,882	1,425,076	510,764	1,036,227	1,191,088	10,000,000

Merrill Lynch Premier Institutional Fund	279,421	127,722	22,827	104,978	37,625	76,333	87,742	736,648
Merrill Lynch Repurchase Agreement (2)	1,896,568	866,913	154,941	712,539	255,382	518,113	595,544	5,000,000
Merrill Lynch Repurchase Agreement (3)	2,275,882	1,040,296	185,929	855,046	306,458	621,736	714,653	6,000,000
Merrill Lynch Repurchase Agreement (4)	5,689,705	2,600,740	464,823	2,137,615	766,145	1,554,340	1,786,632	15,000,000

Morgan Stanley Repurchase Agreement (5)	32,620,977	14,910,908	2,664,987	12,255,657	4,392,562	8,911,551	10,243,358	86,000,000
Fenway Fund	4,172,451	1,907,209	340,870	1,567,584	561,839	1,139,850	1,310,197	11,000,000
Chesham FNC	1,896,568	866,914	154,941	712,538	255,382	518,113	595,544	5,000,000
Kar Atlantic	4,172,451	1,907,209	340,870	1,567,584	561,839	1,139,850	1,310,197	11,000,000
Ocala Funding	4,172,451	1,907,209	340,870	1,567,584	561,839	1,139,850	1,310,197	11,000,000
Goldman Sachs Repurchase Agreement (6)	13,275,979	6,068,393	1,084,588	4,987,768	1,787,670	3,626,793	4,168,809	35,000,000

	$92,773,032	$42,406,151	$7,579,136	$34,854,703	$12,492,308	$25,344,171	$29,131,788	$244,581,289

(1) (Dated 09/29/06), 5.50%, Due 10/02/06 (Repurchase Proceeds $10,004,583), (Collateralized by Various Corporate Bonds)

(2) (Dated 09/29/06), 5.35%, Due 10/02/06 (Repurchase Proceeds $5,002,229), (Collateralized by Mortgage Backed Securities)

(3) (Dated 09/29/06), 5.35%, Due 10/02/06 (Repurchase Proceeds $6,002,675), (Collateralized by Agency Mortgage Backed Securities)

(4) (Dated 09/29/06), 5.42%, Due 10/02/06 (Repurchase Proceeds $15,006,769), (Collateralized by Corporate Bonds)

(5) (Dated 09/29/06), 5.40%, Due 10/02/06 (Repurchase Proceeds $86,038,700), (Collateralized by Agency Mortgage Backed Securities)

(6) (Dated 09/29/06), 5.53%, Due 10/02/06 (Repurchase Proceeds $35,016,115), (Collateralized by Agency Mortgage Backed Securities)

The cost basis of investments for federal income tax purposes as of September 30, 2006 was as follows*:

	Intermediate	Aggregate	Intermediate Muni	Core Plus
COST OF INVESTMENTS	390,363,588	320,392,212	68,573,576	39,188,104
GROSS UNREALIZED APPRECIATION	2,771,515	3,078,449	1,391,405	768,906
GROSS UNREALIZED DEPRECIATION	(4,253,364)	(3,333,569)	(392,429)	(933,684)

NET UNREALIZED APPRECIATION (DEPRECIATION)	(1,481,849)	(255,120)	998,976	(164,778)

	Short-Term	LargeCap	MidCap	SmallCap
COST OF INVESTMENTS	176,531,241	34,296,692	66,189,380	88,954,536
GROSS UNREALIZED APPRECIATION	357,699	4,706,635	9,276,972	6,680,028
GROSS UNREALIZED DEPRECIATION	(784,638)	(461,881)	(2,174,758)	(3,190,618)

NET UNREALIZED APPRECIATION (DEPRECIATION)	(426,939)	4,244,754	7,102,214	3,489,410

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q. Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baird Funds, Inc.

By       /s/ Mary Ellen Stanek
                 Mary Ellen Stanek, President

Date         11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Mary Ellen Stanek
                 Mary Ellen Stanek, President

Date         11/29/2006

By      /s/ Leonard Rush
                 Leonard Rush, Treasurer

Date         11/29/2006